Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

FOR EACH OF THE THREE YEARS

IN THE PERIOD ENDED DECEMBER 31, 2016

(In thousands)

		Additions
	Balance at	charged to		Balance at
	beginning of	costs and		end of
	period	expenses	Deductions	period
Allowance for accounts receivable (1):
2016	$201	$70	$(74)	$197
2015	602	31	(432)	201
2014	617	347	(362)	602
Allowance for excess and obsolete inventory:
2016	$158	$11	$(21)	$148
2015	151	48	(41)	158
2014	301	124	(274)	151

(1)	Allowances are for retail return reserves, marketing development funds, and doubtful accounts.